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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for Calendar Year or Quarter Ended: December 31, 2010

Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one.):   [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    BB Biotech AG
Address: Vordergasse 3
         Schaffhausen Switzerland CH-8200

Form 13F File Number: 28-6964

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Pascal Schmucki
Title: SIGNING AUTHORITY
Phone: 41 (44) 267 67 00

Signature, Place, and Date of Signing:


                                     /s/ Pascal Schmucki
                                     -------------------------------------------
                                     Schaffhausen, Switzerland, February 7, 2011

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 3
Form 13F Information Table Entry Total:           16
Form 13F Information Table Value Total:   $1,002,544
                                          (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.   Form 13F File Number           Name
---   --------------------   -------------------
1     28-11193               Biotech Focus N.V.
2     28-11191               Biotech Invest N.V.
3     28-11189               Biotech Target N.V.


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                                  BB BIOTECH AG

                           FORM 13F INFORMATION TABLE

          COLUMN 1          COLUMN 2 COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7        COLUMN 8
--------------------------- -------- --------- -------- ------------------ ---------- -------- ---------------------
                                                                                                  VOTING AUTHORITY
                            TITLE OF             VALUE   SHS OR   SH/ PUT/ INVESTMENT   OTHER  ---------------------
       NAME OF ISSUER         CLASS    CUSIP   (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS    SOLE   SHARED NONE
--------------------------- -------- --------- -------- --------- --- ---- ---------- -------- --------- ------ ----
Affymetrix Inc              COM      00826T108   10,060 2,000,000 SH       DEFINED           1 2,000,000 NONE   NONE
Alexion Pharmaceuticals Inc COM      015351109   26,179   325,000 SH       DEFINED           2   325,000 NONE   NONE
Amgen Inc                   COM      031162100   27,450   500,000 SH       DEFINED           1   500,000 NONE   NONE
Amylin Pharmaceuticals Inc  COM      032346108   27,909 1,897,255 SH       DEFINED           2 1,897,255 NONE   NONE
Biomarin Pharmaceutical Inc COM      09061G101   25,922   962,583 SH       DEFINED           2   962,583 NONE   NONE
Celgene Corp                COM      151020104  250,283 4,232,039 SH       DEFINED           2 4,232,039 NONE   NONE
Genzyme Corp                COM      372917104   21,502   302,000 SH       DEFINED           1   302,000 NONE   NONE
Gilead Sciences Inc         COM      375558103  199,855 5,514,768 SH       DEFINED           1 5,514,768 NONE   NONE
Halozyme Therapeutics Inc   COM      40637H109   31,718 4,004,758 SH       DEFINED           3 4,004,758 NONE   NONE
Idenix Pharmaceuticals Inc  COM      45166R204    9,315 1,848,269 SH       DEFINED           3 1,848,269 NONE   NONE
Immunogen Inc               COM      45253H101   36,343 3,924,778 SH       DEFINED           3 3,924,778 NONE   NONE
Incyte Corp                 COM      45337C102   66,240 4,000,000 SH       DEFINED           3 4,000,000 NONE   NONE
Isis Pharmaceuticals        COM      464330109   18,112 1,789,762 SH       DEFINED           3 1,789,762 NONE   NONE
Micromet Inc                COM      59509C105   52,733 6,494,243 SH       DEFINED           3 6,494,243 NONE   NONE
Optimer Pharmaceuticals Inc COM      68401H104   23,163 2,048,003 SH       DEFINED           3 2,048,003 NONE   NONE
Vertex Pharmaceuticals Inc  COM      92532F100  175,760 5,017,408 SH       DEFINED           3 5,017,408 NONE   NONE


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